UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                  Form 13F

                             Form 13F COVER PAGE


Report for the Calendar Year or Quarter Ended: June 30, 2005

Check here if Amendment [ ]; Amendment No.:
This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Rho Capital Partners, Inc.
Address: 152 West 57th Street
         23rd Floor
         New York, New York 10019

13F File Number:  28-5883

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Peter E. Kalkanis

Title:  Chief Financial Officer

Phone:  212-751-6677


/s/ Peter E. Kalkanis      New York, New York   Dated: August 15, 2005



Report Type (Check only one.):

[X] 13F HOLDINGS REPORT.

[ ] 13F NOTICE.

[ ] 13F COMBINATION REPORT.


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

                            FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:          0

Form 13F Information Table Entry Total:     67

Form 13F Information Table Value Total:     $303,360
                                           (thousands)



List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.



       NONE

                                                  FORM 13F INFORMATION TABLE

                                             Value      Shares/  Sh/  Put/ Invstmt Other   Voting Authority
  Name of Issuer   Title of Class   CUSIP    (x$1000)   PrnAmt   Prn  Call Discret Mngrs   Sole Shared None





ABB LTD               SPONS ADR    000375204       647    100,000   SH         Sole        100,000
ACTIVE POWER INC         COM       00504W100     3,764  1,158,269   SH         Sole      1,158,269
ADVANCIS PHARMA          COM       00764L109     1,402    815,318   SH         Sole        815,318
AGERE SYS INC            COM       00845V308       133     11,085   SH         Sole         11,085
AIRSPAN NTWORKS.         COM       00950H102     2,526    455,097   SH         Sole        455,097
ALCAN INC                COM       013716105       675     22,500   SH         Sole         22,500
ALLSTATE CORP            COM       020002101       466      7,800   SH         Sole          7,800
AMERICAN INTL GRP        COM       026874107       726     12,500   SH         Sole         12,500
AMERISOURCEBERGEN        COM       03073E105       244      3,525   SH         Sole          3,525
ANADARKO PETRO           COM       032511107       789      9,600   SH         Sole          9,600
AON CORP                 COM       037389103       229      9,150   SH         Sole          9,150
ASHLAND INC              COM       044204105       422      7,125   SH         Sole          7,125
AVANT IMMUNOTHERPTCS     COM       053491106     1,189  1,016,368   SH         Sole      1,016,368
BOEING CO                COM       097023105       652      9,875   SH         Sole          9,875
BRIGGS & STRATTON        COM       109043109       717     20,700   SH         Sole         20,700
BRISTOL MYERS SQUIBB     COM       110122108       348     13,925   SH         Sole         13,925
CAPSTONE TURBINE         COM       14067D102     5,590  4,401,283   SH         Sole      4,401,283
CIGNA CORP               COM       125509109       337      3,150   SH         Sole          3,150
CISCO SYS INC            COM       17275R102       426     22,334   SH         Sole         22,334
CIT GROUP INC            COM       125581108       626     14,575   SH         Sole         14,575
CITIGROUP INC            COM       172967101       532     11,500   SH         Sole         11,500
COMPUTER ASSOCIATS       COM       204912109       645     23,475   SH         Sole         23,475
CYBERONICS INC           COM       23251P102    51,466  1,186,136   SH         Sole      1,186,136
DEX MEDIA INC            COM       25212E100       685     28,050   SH         Sole         28,050
DIVERSA CORP             COM       255064107     8,560  1,643,075   SH         Sole      1,643,075
EOG RES INC              COM       26875P101       852     15,000   SH         Sole         15,000
GENVEC INC               COM       37246C109     4,769  2,591,790   SH         Sole      2,591,790
GENZYME CORP             COM       372917104       774     12,882   SH         Sole         12,882
HASBRO INC               COM       418056107       561     26,975   SH         Sole         26,975
HEALTH NET INC           COM       42222G108     1,030     27,000   SH         Sole         27,000
HEWLETT PACKARD CO       COM       428236103       605     25,750   SH         Sole         25,750
HUMAN GNOME SCIENC       COM       444903108     4,409    378,189   SH         Sole        378,189
IPC HLDGS LTD            ORD       G4933P101       587     14,825   SH         Sole         14,825
IVILLAGE INC             COM       46588H105    10,110  1,690,700   SH         Sole      1,690,700
LEAR CORP                COM       521865105       936     25,725   SH         Sole         25,725
LINCOLN NATL CORP        COM       534217104       704     15,000   SH         Sole         15,000
LOEWS CORP               COM       540424108       510      6,575   SH         Sole          6,575
LUCENT TECHNOLOGI        COM       549463107     1,172    402,614   SH         Sole        402,614
MEMORY PHARMA            COM       58606R403       592    319,775   SH         Sole        319,775
METHANEX CORP            COM       59151K108       741     45,000   SH         Sole         45,000
METLIFE INC              COM       59156R108       915     20,350   SH         Sole         20,350
MOBILE TELESYS         SPONS ADR   607409109     2,001     59,470   SH         Sole         59,470
MONEYGRAM INTL           COM       60935Y109       291     15,200   SH         Sole         15,200
MORGAN STANLEY           COM       617446448       399      7,600   SH         Sole          7,600
NETLOGIC MICROSYS        COM       64118B100       731     41,225   SH         Sole         41,225
NEWS CORP                CL A      65248E104       680     42,000   SH         Sole         42,000
NITROMED INC             COM       654798503   106,379  5,469,333   SH         Sole      5,469,333
OLD REP INTL             COM       680223104       384     15,187   SH         Sole         15,187
RENAISSANCERE HLDNG      COM       G7496G103       383      7,775   SH         Sole          7,775
RENT A CTR INC           COM       76009N100       372     15,975   SH         Sole         15,975
ROSTELECOM OPEN       SPONS ADR    778529107     1,286    106,723   SH         Sole        106,723
SARA LEE CORP            COM       803111103       582     29,375   SH         Sole         29,375
SEMPRA ENERGY            COM       816851109       723     17,500   SH         Sole         17,500
SENOMYX INC              COM       81724Q107    29,438  1,783,039   SH         Sole      1,783,039
SEROLOGICALS CORP        COM       817523103       460     21,645   SH         Sole         21,645
SPRINT CORP              COM       852061100       753     30,000   SH         Sole         30,000
TERCICA INC              COM       88078L105    26,096  3,002,998   SH         Sole      3,002,998
TJX COS INC              COM       872540109       594     24,375   SH         Sole         24,375
TORCHMARK CORP           COM       891027104       559     10,700   SH         Sole         10,700
UNION PAC CORP           COM       907818108       580      8,950   SH         Sole          8,950
VICURON PHARMA           COM       926471103    13,711    491,433   SH         Sole        491,433
VINTAGE PET INC          COM       927460105       762     25,000   SH         Sole         25,000
WASHINGTON MUTUAL        COM       939322103       232      5,700   SH         Sole          5,700
WEYERHAEUSER CO          COM       962166104       668     10,500   SH         Sole         10,500
WHIRLPOOL CORP           COM       963320106       854     12,175   SH         Sole         12,175
WISCONSIN ENERGY         COM       976657106       822     21,075   SH         Sole         21,075
XL CAP LTD              CL A       G98255105       560      7,525   SH         Sole          7,525
